Convertible Preferred Stock - Narrative (Details) - shares		12 Months Ended
	Aug. 02, 2021	Dec. 31, 2021	Aug. 31, 2021	Oct. 31, 2018	Mar. 31, 2017
Preferred A-2 Stock
Temporary Equity [Line Items]
Warrant shares outstanding (in shares)					28,662
Preferred C-1 Stock
Temporary Equity [Line Items]
Warrant shares outstanding (in shares)				2,465,454
Convertible Preferred Stock
Temporary Equity [Line Items]
Issuances during period (in shares)		0
Number of securities called by warrants or rights (in shares)			2,494,116
Common Stock
Temporary Equity [Line Items]
Convertible preferred stock conversion (in shares)	323,232,349
Number of securities called by each warrants or rights (in shares)			17,344,906